GENERAL INFORMATION	6 Months Ended
Jun. 30, 2026
General Information
GENERAL INFORMATION

NOTE 1 – GENERAL INFORMATION

A)	General

Pulsenmore Ltd. (separately and collectively referred to with its wholly-owned subsidiaries as the “Company” or “Pulsenmore”) is an Israeli-based company, incorporated in Israel, and commenced its operations on October 27, 2014. The Company’s registered office is located at 8 Omarim Street, Omer, Israel.

In March 2022, the Company established a wholly owned subsidiary, Pulsenmore Americas LLC (hereinafter – the “U.S. Subsidiary”), located in Boston, USA. The U.S. Subsidiary was incorporated under Delaware state law and began operations on March 10, 2022.

In February 2023, the Company established a wholly owned subsidiary, Pulsenmore Korea (hereinafter – the “Korean Subsidiary”), located in Seongnam, South Korea. On December 31 2025, the Korean Subsidiary commenced a process of gradual shutdown over a period of five years which will lead to dissolution at the end of that period.

As of June 30, 2026, the Company operates in a one operating segment, focusing on the research, development, manufacturing, and global marketing of innovative technological solutions, specifically portable ultrasound devices for home use. These devices enable remote physical examinations and monitoring via telemedicine technology. The Company develops and sells miniaturized ultrasound systems.

The Company’s shares are traded on Tel-Aviv Stock Exchange (TASE) since 2021. In addition, On January 21, 2026, the Company completed registration on the Nasdaq and became a dual-listed company.

On August 26, 2025, the Company received from a European certification body an EU Quality Management System Certificate for Regulation (CE MDR), valid until August 19, 2030.

On October 31, 2025, the Company received approval to market the Company’s home ultrasound product from the U.S. Food and Drug Administration (FDA).

B)	War in Israel

In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. In response to ongoing Iranian aggression and support of proxy attacks against Israel, on June 12, 2025, Israel conducted a series of preemptive defensive air strikes in Iran targeting Iran’s nuclear program and military commanders. On June 24, 2025, a ceasefire with Iran was reached. On October 9, 2025, Israel, Hamas, the United States and other countries in the region agreed to a framework for a ceasefire in Gaza between Israel and Hamas. While that ceasefire has been mostly maintained, in late February 2026, Israel and the United States preemptively attacked Iran. As part of this conflict, Iran and Hezbollah have launched missile attacks throughout Israel. As a result, the Israeli government imposed restrictions on opening of non-essential places of business and announced recruitment of military reserves.

The Company considered the impact of the war and determined that there were no material adverse impacts on the consolidated financial statements, including related significant estimates made by management, for the period ended June 30, 2026.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

NOTE 1 – GENERAL INFORMATION (cont.)

However, at this time, it is not possible to predict the intensity or duration of the war, nor can the Company predict how this war will ultimately affect Israel’s economy in general. The Company continues to monitor the situation closely and examine the potential disruptions that could adversely affect its operations.

D)	Approval of condensed consolidated financial statements

These condensed consolidated financial statements were authorized for issuance by the board of directors on August 27, 2026, and should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025 (the “2025 Annual Report”) filed with the Securities and Exchange Commission (the “SEC”) on March 30, 2026.